Other Receivables, Prepayments and Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables, Prepayments and Deposits
Schedule of other receivables, prepayments and deposits

	December 31,
	2025	2024

	(in US$’000)
Prepayments	8,339	7,924
Interest receivables	6,095	2,741
Value-added tax (“VAT”) receivables	4,567	3,297
Purchase rebates	1,142	782
Deposits	998	1,081
Others	632	784
	21,773	16,609